Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill

10. Goodwill

Changes in goodwill are summarized as follows:

Year ended December 31 (in thousands)	2013 EUR	2012 EUR

Cost
Balance, January 1	149,168	146,044
Acquisition through business combinations	2,058,285	6,038
Effect of changes in exchange rates	(118,864)	(2,914)

Goodwill	2,088,589	149,168

Goodwill increased due to the acquisition of Cymer. For more information with respect to business combinations, see Note 2.

Goodwill is tested for impairment annually at the end of the third quarter and whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable.

Due to the acquisition of Cymer we have re-evaluated our RU structure in 2013. As a result, all goodwill recognized in relation to the acquisition of Cymer is allocated to the RU ASML. The fair value of the RU ASML is based on ASML’s market capitalization.

Based on the recoverability testing during the annual goodwill impairment test, we believe that the fair value of the RU ASML substantially exceeds its carrying value, therefore goodwill was not impaired as of December 31, 2013 and December 31, 2012.